Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2026
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Litigation, regulatory and similar matters
b) Litigation, regulatory and similar matters
UBS operates in a
legal and regulatory environment that
exposes it to significant litigation
and similar risks arising
from disputes
and regulatory
proceedings. As
a result,
UBS is
involved in
various disputes
and legal
proceedings,
including litigation, arbitration,
and regulatory and
criminal investigations. “UBS”,
“we” and “our”, for
purposes
of this Note, refer to UBS AG and / or one or more of its subsidiaries, as applicable.
Such matters are subject to many uncertainties, and
the outcome and the timing of resolution
are often difficult to
predict, particularly in the earlier stages of a case. There are also situations where UBS may enter into a settlement agreement. This may occur
in order to avoid
the expense, management distraction or
reputational implications of
continuing
to
contest
liability,
even
for
those
matters
for
which
UBS
believes
it
should
be
exonerated.
The
uncertainties inherent in all such matters affect the amount and timing of any potential outflows for both matters
with respect
to which
provisions have
been established
and other
contingent liabilities.
UBS makes
provisions for
such matters
brought against
it when,
in the
opinion of
management after
seeking legal
advice, it
is more
likely
than not
that UBS
has a
present legal
or constructive
obligation as
a result
of past
events, it
is probable
that an
outflow of resources will be
required, and the amount
can be reliably estimated. Where
these factors are otherwise
satisfied, a
provision may
be established
for claims
that have
not yet
been asserted
against UBS,
but are
nevertheless
expected to be, based on UBS’s experience with similar asserted claims. If any of those conditions is not met, such matters result in contingent
liabilities. If the amount of
an obligation cannot be reliably
estimated, a liability exists
that is not
recognized even if
an outflow of
resources is probable.
Accordingly, no provision
is established even
if
the potential
outflow of
resources with
respect to
such matters
could be
significant. Developments
relating to
a
matter
that
occur
after
the
relevant
reporting
period,
but
prior
to
the
issuance
of
the
consolidated
financial
statements, which
affect management’s
assessment of
the provision
for such
matter (because,
for example,
the
developments provide evidence of conditions that existed at the end of the reporting period), are adjusting events
after the
reporting period
under IAS 10
and must
be recognized
in the
consolidated financial
statements for
the
reporting period.
Specific litigation, regulatory
and other matters are
described below, including
all such matters
that management
considers
to
be
material
and
others
that
management
believes
to
be
of
significance
to
UBS
due
to
potential
financial,
reputational
and
other
effects.
The
amount
of
damages
claimed,
the
size
of
a
transaction
or
other
information is
provided where
available and
appropriate in
order to
assist users
in considering
the magnitude
of
potential
exposures.
For
additional
disclosures
relating
to
risks
that
may
result
in
litigation,
regulatory
or
similar
matters disclosed in this section, refer to the “Risk factors” section of the UBS AG Annual Report 2025.
In the case of certain matters below,
we state that we have established a provision,
and for the other matters, we
make no such statement. When we make this statement and we expect disclosure of the amount of a provision to prejudice seriously
our position
with other
parties in
the matter
because it
would reveal
what UBS
believes to
be
the
probable
and
reliably
estimable
outflow,
we
do
not
disclose
that
amount.
In
some
cases
we
are
subject
to
confidentiality obligations
that preclude
such disclosure.
With respect
to the
matters
for which
we
do not
state
whether we have established a
provision, either: (a) we have
not established a provision; or
(b) we have established
a provision
but expect
disclosure of
that fact
to prejudice
seriously our
position with
other parties
in the
matter
because it would reveal the fact that UBS believes an outflow of resources to be probable and reliably estimable.
With respect to
certain litigation, regulatory
and similar matters
for which we have
established provisions, we
are
able to
estimate the
expected timing
of outflows.
However, the
aggregate amount
of the
expected outflows
for
those matters for which we are able to estimate expected timing is immaterial relative to our current and expected levels of liquidity over the relevant time periods.
The
aggregate
amount
provisioned
for
litigation,
regulatory
and
similar
matters
as
a
class
is
disclosed
in
the
“Provisions”
table
in
part
a)
above.
UBS
provides
below
an
estimate
of
the
aggregate
liability
for
its
litigation,
regulatory and
similar matters
as a
class of
contingent liabilities.
Estimates of
contingent liabilities
are inherently
imprecise
and
uncertain
as
these
estimates
require UBS
to
make
speculative
legal
assessments
as
to
claims
and
proceedings that involve unique fact
patterns or novel legal theories,
that have not yet
been initiated or are
at early
stages
of
adjudication,
or
as
to
which
alleged
damages
have
not been
quantified
by
the
claimants.
Taking
into
account these uncertainties and the other
factors described herein, UBS estimates the
future losses that could arise
from litigation,
regulatory and
similar matters
disclosed below
for which
an estimate
is possible,
that are
not covered
by existing provisions are in the range of USD 0 bn to USD 1.6
bn.
Litigation,
regulatory
and
similar
matters
may
also
result
in
non-monetary
penalties
and
consequences.
Certain
resolutions
or
convictions
of
a
crime
could
have
material
consequences
for
UBS.
Resolution
of
regulatory
proceedings may require UBS to obtain
waivers of regulatory disqualifications to maintain
certain operations, may
entitle regulatory authorities to limit, suspend or terminate licenses and regulatory authorizations, and may permit financial market
utilities to
limit, suspend
or terminate
UBS’s participation
in such
utilities. Failure
to obtain
such
waivers,
or
any
limitation,
suspension
or
termination
of
licenses,
authorizations
or
participations,
could
have
material consequences for UBS.
In May 2025, Credit Suisse
Services AG entered into a
plea agreement with the DOJ
relating to legacy Credit Suisse
accounts booked in
Credit Suisse’s Swiss
booking center and
a non-prosecution agreement
relating to legacy
Credit
Suisse accounts booked
in Credit Suisse’s
Singapore booking center.
These agreements include
ongoing obligations
of UBS to provide information and cooperate with the DOJ.
Provisions for litigation, regulatory and similar matters, by business division and in Group Items

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-
core and
Legacy

Group Items UBS AG
Balance as of 31 December 2025 317 16 0 283 1,302 191 2,109
Increase in provisions recognized in the income statement 41 7 0 4 272 2 326
Release of provisions recognized in the income statement (48) (6) 0 (1) (5) 0 (61)
Provisions used in conformity with designated purpose (106) 0 0 (7) (262) (76) (451)
Foreign currency translation and other movements (1) 0 0 (6) 19 0 12
Balance as of 30 June 2026 203 15 0 274 1,326 118 1,935
1 Provisions, if any, for the matters
described in items 1 and 7 of this Note are recorded in Global Wealth
Management. Provisions, if any, for
the matters described in items 3, 4, 5 and 6 of this Note are recorded in
Non-core and Legacy. Provisions, if any, for the matters
described in item 2 of this Note are allocated between the Investment Bank, Non-core and Legacy, and Group Items.
2 Includes a provision for the estimated
costs of UBS’s ongoing obligations with the US Department of Justice as described in this Note.
1. Madoff
In relation to the
Bernard L. Madoff Investment
Securities LLC (BMIS)
investment fraud, UBS AG,
UBS (Luxembourg)
S.A. (now
UBS Europe
SE, Luxembourg
branch) and
certain other
UBS subsidiaries
were subject
to inquiries
by a
number
of
regulators,
including
the
Swiss
Financial
Market
Supervisory
Authority (FINMA)
and
the
Luxembourg
Commission
de
Surveillance
du
Secteur
Financier.
Those
inquiries
concerned
two
third-party
funds
established
under Luxembourg
law,
substantially all
assets of
which were
with BMIS,
as well
as certain
funds established
in
offshore
jurisdictions
with
either
direct
or
indirect
exposure
to
BMIS.
These
funds
faced
severe
losses,
and
the
Luxembourg funds are in liquidation.
The documentation establishing both funds identifies
UBS entities in various
roles,
including custodian,
administrator,
manager,
distributor and
promoter,
and indicates
that UBS
employees
served as board members.
In 2009 and 2010, the liquidators of the two Luxembourg funds filed claims against UBS entities, non-UBS entities
and
certain
individuals,
including
current
and
former
UBS
employees,
seeking
amounts
totaling
approximately
EUR 2.1
bn, which includes amounts
that the funds may
be held liable to
pay the trustee for
the liquidation of BMIS
(BMIS Trustee).
A large number of alleged beneficiaries have filed claims against UBS entities (and non-UBS entities) for purported losses relating to the Madoff fraud. The majority of these cases have been decided in favor of UBS or dismissed for
want of prosecution.
In the
US, the
BMIS Trustee
filed claims
against UBS
entities, among
others,
in relation
to the
two Luxembourg
funds and one of the offshore
funds. The total amount claimed against
all defendants in these actions was
not less
than USD 2
bn. In
2014, the
US Supreme
Court rejected
the BMIS
Trustee’s motion
for leave
to appeal
decisions,
dismissing all
claims against
UBS defendants
except those
for the
recovery of
approximately USD

m of
payments
alleged to be fraudulent
conveyances and preference payments.
Similar claims have been
filed against Credit
Suisse
entities seeking to recover redemption payments. In
2016, the bankruptcy court dismissed these claims
against the
UBS entities and
most of the
Credit Suisse entities.
In 2019, the
Court of Appeals
reversed the dismissal
of the BMIS
Trustee’s remaining claims. The cases were remanded to the Bankruptcy Court for further proceedings.
2. Foreign exchange, LIBOR and benchmark rates, and other trading practices
Foreign-exchange-related civil litigation:
Putative class actions have been
filed since 2013 in US
federal courts and
in
other
jurisdictions
against
UBS,
Credit
Suisse
and
other
banks
on
behalf
of
persons
who
engaged
in
foreign
currency transactions with the defendant banks.
While many of these
cases have concluded, UBS and
Credit Suisse
continue to defend
against several remaining
matters. In one
such case, Credit
Suisse and UBS
have entered into
agreements to settle all claims in a putative class action in Israel. Credit Suisse’s settlement received court approval and is final. UBS’s settlement remains subject to court approval.
LIBOR and
other benchmark-related
civil litigation:
A number
of putative
class actions
and other
actions are
pending
in the federal
courts in New
York against
UBS and
numerous other banks
on behalf of
parties who transacted
in
certain interest rate
benchmark-based derivatives. Also
pending in the
US and in
other jurisdictions are
a number
of other
actions asserting
losses related
to various
products whose
interest rates
were linked
to LIBOR
and other
benchmarks, including adjustable rate
mortgages, preferred and debt
securities, bonds pledged as
collateral, loans,
depository
accounts,
investments
and
other
interest-bearing
instruments.
The
complaints
alleged
manipulation,
through various means,
of certain benchmark
interest rates, including
USD LIBOR, Yen LIBOR,
EURIBOR, CHF LIBOR,
and GBP LIBOR and seek unspecified compensatory and other damages under various legal theories. The CHF and
GBP LIBOR actions have concluded.
Putative class actions were filed in US federal district courts and subsequently consolidated in the US District Court for the Southern District of New York
(SDNY) relating to various transactions that
referenced USD LIBOR. Following
various rulings,
one class
action with
respect to
transactions in
over-the-counter instruments
and several
actions
brought by
individual plaintiffs
proceeded. In
September 2025,
the district
court granted
defendants’ motion
for
summary judgment as to all remaining actions. Plaintiffs have appealed.
The
Yen
LIBOR/Euroyen
TIBOR
and
EURIBOR
actions
have
been
dismissed.
The
plaintiffs
have
appealed
the
dismissals. In August 2025, the Second Circuit affirmed in part and reversed in part the district court’s dismissal of
the complaint in the EURIBOR action, returning the action to the district court.
Credit default swap auction litigation :
In June 2021, Credit Suisse,
along with other banks and
entities, was named
in a
putative class
action filed
in federal
court in
New Mexico
alleging manipulation
of credit
default swap
(CDS)
final auction
prices. Defendants
filed a
motion to
enforce a
previous CDS
class action
settlement in
the SDNY.
In
January
2024,
the
SDNY
ruled
that,
to
the
extent
claims
in
the
New
Mexico
action
arise
from
conduct
prior
to
30 June
2014,
those
claims
are
barred
by
the
SDNY
settlement.
The
plaintiffs
appealed
and,
in
May
2025,
the
Second Circuit affirmed the SDNY decision. Defendants filed a motion for judgment on the pleadings in December
2025.
With respect
to additional
matters and
jurisdictions not
encompassed
by the
settlements and
orders referred
to
above, UBS’s balance sheet at
30 June 2026 reflected a
provision in an amount
that UBS believes to be
appropriate
under the applicable
accounting standard. As
in the case
of other matters
for which we
have established provisions,
the future outflow of resources in respect of such matters cannot be determined with certainty based on currently available
information and
accordingly may
ultimately prove
to be
substantially greater
(or may
be less)
than the
provision that we have recognized.
3. Mortgage-related matters
Credit
Suisse
affiliates
are
defendants
in
various
civil
litigation
matters
related
to
their
roles
as
issuer,
sponsor,
depositor,
underwriter and/or
servicer of
RMBS transactions.
These cases
currently include
repurchase
actions by
RMBS trusts and/or trustees, in which
plaintiffs generally allege breached representations and warranties in respect of mortgage
loans and
failure to
repurchase
such mortgage
loans as
required
under the
applicable agreements.
The amounts disclosed
below do not reflect
actual realized plaintiff
losses to date.
Unless otherwise stated,
these
amounts reflect the original unpaid principal balance amounts as alleged in these actions.
DLJ Mortgage Capital, Inc. (DLJ) is a
defendant in New York State court
in four actions: An action brought by
Asset
Backed
Securities
Corporation
Home
Equity
Loan
Trust,
Series
2006-HE7
alleges
damages
of
not
less
than
USD 374 m. In December 2023, the trial court granted in part DLJ’s motion to dismiss, dismissing with prejudice all notice-based claims.
On appeal,
the appellate
court modified
the trial
court’s dismissal
in April
2025 to
reinstate
certain of plaintiff’s
notice-based claims and
otherwise dismissed plaintiff’s
claims. Plaintiff has
sought leave from
the New York
Court of Appeals
to further appeal
the dismissal of
certain of its
claims. An action
by Home Equity
Asset
Trust,
Series
2006-8,
alleges
damages
of
not
less
than
USD

m.
An
action
by
Home
Equity
Asset
Trust
2007-2 alleges damages of
not less than
USD

m. An action by
CSMC Asset-Backed Trust
2007-NC1 does not
allege a damages amount.
4. ATA litigation
Since November 2014,
a series of
lawsuits have been
filed against a
number of banks,
including Credit Suisse,
in
the US District
Court for the
Eastern District of
New York
(EDNY) and the
SDNY alleging claims
under the United
States Anti-Terrorism
Act (ATA)
and the Justice
Against Sponsors of
Terrorism
Act. The plaintiffs
in each of
these
lawsuits are, or are relatives of, victims of various terrorist attacks in Iraq and allege a conspiracy and/or aiding and abetting based on
allegations that various
international financial institutions, including
the defendants, agreed
to
alter,
falsify or
omit information
from payment
messages that
involved Iranian
parties for
the express
purpose of
concealing the
Iranian parties’
financial activities
and transactions
from detection
by US
authorities. The
lawsuits
allege that this
conduct has made
it possible for
Iran to transfer
funds to Hezbollah
and other terrorist
organizations
actively
engaged in
harming US
military
personnel and
civilians.
In
January 2023,
the
Second Circuit
affirmed
a
September 2019 ruling
by the EDNY
granting defendants’ motion
to dismiss the
first filed lawsuit.
In October 2023,
the US Supreme Court
denied plaintiffs’ petition for
a writ of certiorari, and
in September 2025 the EDNY
denied
plaintiffs’
motion to vacate the judgment; the matter has concluded. Of the other seven cases, five are stayed and the EDNY dismissed two of these cases in April 2026; the dismissals may be appealed by plaintiffs.
5. Customer account matters
Several clients have
alleged that a
former relationship manager
in Switzerland exceeded
his investment authority,
resulting
in
excessive
concentrations
of
certain
exposures
and
investment
losses.
Following
investigations
and
criminal complaints,
in February
2018, the
former relationship
manager was
sentenced to
five years
in prison
by
the Geneva criminal court and ordered to pay damages of approximately USD 130
m, a decision upheld on appeal.
Civil lawsuits have
been initiated against
Credit Suisse AG
and /
or certain affiliates
in various jurisdictions,
based
on the findings established in the criminal proceedings against the former relationship manager.
In Singapore, in 2024 in a
now-concluded civil lawsuit, Credit Suisse Trust
Limited was ordered to pay USD
461 m,
including interest and costs.
In Bermuda, in
November 2025, the
Judicial Committee of
the Privy Council
issued its final
judgment on the
appeal,
denying
Credit
Suisse
Life
(Bermuda)
Ltd.’s
appeal
on
liability,
but
partially
granting
its
appeal
concerning
the
quantum of damages and directing the parties to recalculate damages.
In Switzerland, certain civil lawsuits have been commenced against
Credit Suisse AG and UBS AG (as the successor
of Credit Suisse AG) in the Court of First Instance of Geneva since March 2023.
6. ETN-related litigation
Since March 2018, three class action complaints were filed in the SDNY on behalf of a putative class of purchasers of VelocityShares Daily
Inverse VIX Short-Term Exchange
Traded Notes linked
to the
S&P 500
VIX Short-Term Futures
Index (XIV
ETNs). The
complaints have
been consolidated
and assert
claims against
Credit Suisse
for violations
of
various anti-fraud and anti-manipulation provisions
of US securities laws arising
from a decline in
the value of XIV
ETNs in
February 2018.
On appeal
from an
order of
the SDNY
dismissing all
claims, the
Second Circuit
issued an
order that reinstated a
portion of the
claims. In decisions
in March 2023 and
February 2025, the
court granted class
certification for two of the three
classes proposed by plaintiffs
and denied class certification of the third
proposed
class.
7. Credit Suisse anti-money laundering matters
In December 2020, the
Swiss Office of
the Attorney General brought
charges against Credit
Suisse AG and other
parties concerning the diligence and controls applied to a historical relationship with Bulgarian former clients who
are
alleged
to have
laundered
funds through
Credit
Suisse
AG accounts.
In June
2022, following
a
trial,
Credit
Suisse AG was convicted in the Swiss Federal Criminal Court of certain historical organizational inadequacies in its
anti-money-laundering framework and ordered to pay a fine of
CHF
2
m. In addition, the court seized certain
client
assets in the amount of approximately CHF 12 m and ordered Credit Suisse AG to pay a compensatory claim in the amount
of
approximately
CHF
19
m.
Credit
Suisse
AG
appealed
the
decision
to
the
Chamber
of
Appeals
of
the
Swiss Federal
Criminal Court
(Chamber of
Appeals). Following
the merger
of UBS AG
and Credit
Suisse AG,
UBS AG
confirmed the appeal.
In November 2024,
the Chamber of
Appeals acquitted UBS
AG and annulled
the fine and
compensatory
claim
ordered
by
the
first
instance
court.
Subsequently,
the
Office
of
the
Attorney
General
has
appealed the judgment
to the Swiss Federal
Supreme Court. UBS has
also appealed, limited
to the issue
of whether
a successor
entity by
merger can
be criminally
liable for
acts of
the predecessor
entity. In July 2025,
the Swiss
Federal
Supreme Court
remanded the
case back
to the
Chamber of
Appeals for
a full
and reasoned
judgment. In March
2026, the
Chamber of
Appeals issued
a judgment
again acquitting
UBS AG. This
judgment may
be appealed
by
the parties
to the
Swiss Federal
Supreme Court.
Separately,
in November
2025, the
Swiss Office
of the
Attorney
General filed criminal
charges against UBS
Group and
UBS AG,
as the successors
to Credit
Suisse Group
AG and
Credit
Suisse
AG,
respectively,
alleging
that
Credit
Suisse
failed
to
maintain
appropriate
controls
to
detect
and
prevent money laundering
in connection with
certain payments from
accounts at
Credit Suisse by
parties associated
with Mozambique
state enterprises
for which
Credit Suisse
arranged loan
financing between
2013 and
2016. In
April 2026,
the court
dismissed the
proceedings, finding criminal
liability could
not be
transferred from Credit
Suisse
Group AG and Credit Suisse AG to UBS Group AG and UBS AG. The Attorney General has appealed.